Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
IfrsStatementLineItems [Line Items]
Key Management		$ 848	$ 1,075	$ 3,096	$ 3,416
Share based payments		500	600	2,100	2,100
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key Management	[1]	438	463	1,414	1,291
Share based payments		$ 410	$ 612	$ 1,682	$ 2,125

[1]	Remuneration includes salaries and benefits for certain key management personnel and director fees. Certain members of the board of directors have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their employment services.